ACQUISITION (Details) (USD $)	Apr. 08, 2011
Consideration - issuance of securities	$ 2,219,903
Prepaid expenses and other assets	71,892
Fixed assets	6,515
Accrued liabilities	(380,130)
Derivative liability	(59,485)
Goodwill	1,675,462
Total purchase price - net of cash acquired of $905,649	$ 1,314,254